Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (12,359)	$ 2,596	$ 795
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	2,207	(1,575)	(1,491)
Other comprehensive (loss) income, net of tax of nil	2,207	(1,575)	(1,491)
Comprehensive (loss) income	(10,152)	1,021	(696)
Less: comprehensive (loss) income attributable to noncontrolling interest	298	(730)	(1,519)
Comprehensive income (loss) attributable to Borqs Technologies, Inc.	$ (10,450)	$ 1,751	$ 823